Annual Total Returns- Invesco STIC Prime Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco STIC Prime Portfolio - Personal Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.07%	0.05%	0.07%	0.11%	0.20%	0.43%	1.32%	1.60%	0.23%